Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Share capital	Share premium		Treasury shares		Retained earnings		Other comprehensive income recognized directly in equity, net of tax [1]	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Non-controlling interests	UBS AG	UBS AG Share capital	UBS AG Share premium		UBS AG Retained earnings	UBS AG Other comprehensive income recognized directly in equity, net of tax [1]	UBS AG of which: foreign currency translation	UBS AG of which: financial assets at fair value through other comprehensive income	UBS AG of which: cash flow hedges	UBS AG of which: cost of hedging	UBS AG Total equity attributable to shareholders	UBS AG Non-controlling interests
Balance before the adoption of IFRS 9 and IFRS 15 and retained earnings restatement		$ 52,554		$ 338	$ 23,598		$ (2,210)		$ 25,932		$ 4,838	$ 4,466	$ 13	$ 360		$ 52,495	$ 59	$ 52,046	$ 338	$ 24,633		$ 22,189	$ 4,828	$ 4,455	$ 13	$ 360		$ 51,987	$ 59
Balance before the adoption of IFRIC 23 at Dec. 31, 2017		51,906		338	23,598		(2,210)		25,357		4,764	4,466	(61)	360		51,847	59	51,397	338	24,633		21,614	4,754	4,455	(61)	360		51,338	59
Issuance of share capital		0		0												0		0										0
Acquisition of treasury shares		(1,608)					(1,608)	[2]								(1,608)
Delivery of treasury shares under share-based compensation plans		128			(1,009)		1,137									128
Other disposal of treasury shares		50					50	[2]								50
Premium on shares issued and warrants exercised		22			22											22		34		34								34
Share-based compensation expensed in the income statement		676			676											676
Tax (expense) / benefit		4			4											4		(5)		(5)								(5)
Dividends		(2,450)			(2,440)	[3]										(2,440)	(10)	(3,108)				(3,098)						(3,098)	(10)
Translation effects recognized directly in retained earnings		0							(21)		21		3	18		0		0				(21)	21		3	18		0
New consolidations / (deconsolidations) and other increases / (decreases)		115			(7)											(7)	122	115		(7)								(7)	122
Total comprehensive income for the year		4,231							5,080		(855)	(541)	(45)	(269)		4,225	5	3,967				4,790	(829)	(515)	(45)	(269)		3,961	5
of which: net profit / (loss)		4,522							4,516							4,516	7	4,113				4,107						4,107	7
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax		(855)									(855)	(541)	(45)	(269)		(855)		(829)					(829)	(515)	(45)	(269)		(829)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans		56							56							56		175				175						175
of which: OCI that will not be reclassified to the income statement, net of tax - own credit		509							509							509		509				509						509
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation		(1)														0	(1)	(1)										0	(1)
Balance before the adoption of IFRIC 23 at Dec. 31, 2018		53,071		338	20,843		(2,631)		30,416		3,930	3,924	(103)	109		52,896	176	52,400	338	24,655		23,285	3,946	3,940	(103)	109		52,224	176
Balance at Dec. 31, 2018		53,060		338	20,843		(2,631)		30,405		3,930	3,924	(103)	109		52,885	176	52,389	338	24,655		23,274	3,946	3,940	(103)	109		52,213	176
Issuance of share capital		0		0												0		0										0
Acquisition of treasury shares		(1,771)					(1,771)	[2]								(1,771)
Delivery of treasury shares under share-based compensation plans		97			(886)		983									97
Other disposal of treasury shares		92			(2)		94	[2]								92
Premium on shares issued and warrants exercised		29			29											29		0		0								0
Share-based compensation expensed in the income statement		619			619											619
Tax (expense) / benefit		11			11											11		11		11								11
Dividends		(2,552)			(2,544)	[3]										(2,544)	(8)	(3,258)				(3,250)						(3,250)	(8)
Translation effects recognized directly in retained earnings		0							(9)		9		0	9		0		0				(9)	9		0	9		0
New consolidations / (deconsolidations) and other increases / (decreases)		(1)			(6)											(6)	5	(3)		(7)								(7)	5
Total comprehensive income for the year		5,091							3,726		1,363	104	117	1,143		5,089	2	4,756				3,403	1,351	92	117	1,143		4,754	2
of which: net profit / (loss)		4,310							4,304							4,304	6	3,971				3,965						3,965	6
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax		1,363									1,363	104	117	1,143		1,363		1,351					1,351	92	117	1,143		1,351
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans		(186)							(186)							(186)		(170)				(170)						(170)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit		(392)							(392)							(392)		(392)				(392)						(392)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation		(4)														0	(4)	(4)										0	(4)
Balance at Dec. 31, 2019		54,675	[4]	338	18,064		(3,326)		34,122		5,303	4,028	14	1,260		54,501	174	53,896	338	24,659		23,419	5,306	4,032	14	1,260		53,722	174
Issuance of share capital		0														0		0										0
Acquisition of treasury shares		(1,584)					(1,584)	[2]								(1,584)
Delivery of treasury shares under share-based compensation plans		90			(628)		719									90
Other disposal of treasury shares		112			(11)		123	[2]								112
Premium on shares issued and warrants exercised		0														0		(4)		(4)	[5]							(4)
Share-based compensation expensed in the income statement		691			691	[6]										691
Tax (expense) / benefit		18			18											18		1		1								1
Dividends		(2,613)			(1,304)	[3]			(1,304)	[3]						(2,607)	(6)	(3,854)				(3,848)						(3,848)	(6)
Translation effects recognized directly in retained earnings		0							(49)		49		0	49		0		0				(49)	49		0	49		0
Share of changes in retained earnings of associates and joint ventures		(40)							(40)							(40)		(40)				(40)						(40)
New consolidations / (deconsolidations) and other increases / (decreases)	[7]	103			(76)						65	65				(12)	115	103		(76)			65	65				(12)	115
Total comprehensive income for the year		8,312							6,046		2,230	1,095	136	1,011	$ (13)	8,276	36	7,970				5,769	2,165	1,030	136	1,011	$ (13)	7,934	36
of which: net profit / (loss)		6,572							6,557							6,557	15	6,211				6,196						6,196	15
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax		2,230									2,230	1,095	136	1,011	(13)	2,230		2,165					2,165	1,030	136	1,011	(13)	2,165
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans		(218)							(218)							(218)		(134)				(134)						(134)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit		(293)							(293)							(293)		(293)				(293)						(293)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation		21														0	21	21										0	21
Balance at Dec. 31, 2020		$ 59,765		$ 338	$ 16,753		$ (4,068)		$ 38,776		$ 7,647	$ 5,188	$ 151	$ 2,321	$ (13)	$ 59,445	$ 319	$ 58,073	$ 338	$ 24,580		$ 25,251	$ 7,585	$ 5,126	$ 151	$ 2,321	$ (13)	$ 57,754	$ 319

[1]	Excludes other comprehensive income related to defined benefit plans and own credit, which is recorded directly in Retained earnings
[2]
Includes treasury shares acquired and disposed of by the Investment Bank in its capacity as a market-maker with regard to UBS shares and related derivatives, and to hedge certain issued structured debt instruments. These acquisitions and disposals are reported based on the sum of the net monthly movements.

[3]
Reflects the payment of an ordinary cash dividend of USD 0.73 (2019: CHF 0.70, 2018: CHF 0.65) per dividend-bearing share. From 2020 onward, Swiss tax law effective 1 January 2020 requires that Switzerland-domiciled companies with shares listed on a stock exchange pay no more than 50% of dividends from capital contribution reserves, with the remainder required to be paid from retained earnings.

[4]	Refer to the “Accounting and financial reporting” and “Consolidated financial statements” sections of this report for information on the restatement of comparative information, where applicable
[5]	Includes decreases related to recharges by UBS Group AG for share-based compensation awards granted to employees of UBS AG or its subsidiaries.
[6]
During 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an increase of approximately USD 110 million in share premium for equity-settled awards. Refer to Note 1b for more information.

[7]	Mainly relates to the establishment of a banking partnership with Banco do Brasil. Refer to Note 29 for more information.